Schedule of Investments (unaudited) April 30, 2019	iShares® Edge MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.4%
Alumina Ltd.	44,640	$70,380
APA Group	32,832	222,307
Aristocrat Leisure Ltd.	10,899	200,067
ASX Ltd.	4,032	211,425
BHP Group Ltd.	73,488	1,934,498
BHP Group PLC	41,856	987,310
BlueScope Steel Ltd.	7,920	74,977
Brambles Ltd.	39,216	332,606
Coca-Cola Amatil Ltd.	14,976	92,760
Computershare Ltd.	14,757	185,195
CSL Ltd.	15,862	2,216,929
Dexus	25,680	225,936
Domino’s Pizza Enterprises Ltd.	1,872	56,657
Goodman Group	61,872	573,100
GPT Group (The)	36,432	146,932
Macquarie Group Ltd.	8,448	800,943
QBE Insurance Group Ltd.	32,880	299,234
Rio Tinto Ltd.	6,192	415,645
Santos Ltd.	47,904	242,427
South32 Ltd.	86,978	204,473
TPG Telecom Ltd.	11,952	56,700
Vicinity Centres	79,920	142,879
Washington H Soul Pattinson & Co. Ltd.	5,280	85,438
Wesfarmers Ltd.	28,176	714,139
Woodside Petroleum Ltd.	23,424	583,474
Woolworths Group Ltd.	27,792	623,031

		11,699,462

Austria — 0.1%
Verbund AG	3,168	156,998

Belgium — 0.6%
Ageas	3,648	192,151
Colruyt SA	2,064	148,641
UCB SA	4,224	334,777
Umicore SA	2,928	113,209

		788,778

Canada — 7.1%
Alimentation Couche-Tard Inc., Class B	10,368	608,808
Aurora Cannabis Inc.(a)(b)	26,160	236,669
Bausch Health Companies Inc.(a)	10,272	236,259
Bombardier Inc., Class B(a)	32,688	55,646
CAE Inc.	3,511	81,328
Cameco Corp.	9,744	107,059
Canadian National Railway Co.	20,256	1,873,816
Canadian Pacific Railway Ltd.	4,368	974,682
Canopy Growth Corp.(a)(b)	9,648	485,341
CGI Inc.(a)	7,200	516,129
Constellation Software Inc./Canada	480	421,791
Husky Energy Inc.	7,584	81,974
Methanex Corp.	1,728	94,339
Nutrien Ltd.	16,272	878,920
Rogers Communications Inc., Class B, NVS	9,024	452,475
Shopify Inc., Class A(a)	2,214	536,136
SmartCentres Real Estate Investment Trust	1,968	49,566
Thomson Reuters Corp.	6,096	375,177
Toronto-Dominion Bank (The)	28,829	1,637,758
WSP Global Inc.	2,208	118,738

		9,822,611

Security	Shares	Value

Denmark — 1.5%
Carlsberg A/S, Class B	2,304	$297,371
Chr Hansen Holding A/S	3,312	337,581
Coloplast A/S, Class B	3,264	351,896
Demant A/S(a)(b)	1,638	51,636
DSV A/S	4,662	430,393
Novozymes A/S, Class B	4,512	210,101
Orsted A/S(c)	4,512	345,157
Tryg A/S	2,342	71,508

		2,095,643

Finland — 1.2%
Elisa OYJ	2,304	97,681
Fortum OYJ	7,296	154,048
Neste OYJ	12,672	418,093
Nokia OYJ	126,384	662,727
Orion OYJ, Class B	2,304	76,507
UPM-Kymmene OYJ	10,032	282,308

		1,691,364

France — 12.0%
Aeroports de Paris	874	177,876
Airbus SE	12,249	1,673,103
Alstom SA	3,386	148,752
Capgemini SE	2,448	296,570
Dassault Aviation SA	48	72,568
Dassault Systemes SE	3,600	569,069
Edenred	7,680	361,579
Electricite de France SA	19,776	284,572
EssilorLuxottica SA	7,580	921,698
Hermes International	624	438,612
Ipsen SA	785	91,582
Kering SA	1,105	652,623
LVMH Moet Hennessy Louis Vuitton SE	4,176	1,633,570
Pernod Ricard SA	3,888	676,904
Safran SA	11,857	1,726,130
Sanofi	30,624	2,659,483
Sartorius Stedim Biotech	1,248	169,235
SCOR SE	5,472	222,977
SES SA	14,880	252,975
Teleperformance	1,584	304,090
Thales SA	3,648	435,201
TOTAL SA	48,912	2,715,844
Ubisoft Entertainment SA(a)	1,728	164,686

		16,649,699

Germany — 4.2%
adidas AG	3,936	1,010,578
Aroundtown SA	25,872	209,516
Deutsche Boerse AG	5,232	697,171
Deutsche Wohnen SE	8,784	394,459
Hannover Rueck SE	1,440	216,896
Merck KGaA	3,744	398,107
MTU Aero Engines AG	2,400	564,026
Puma SE	240	148,336
QIAGEN NV(a)	6,336	244,479
Siemens Healthineers AG(c)	4,560	194,297
Symrise AG	3,504	336,538
Uniper SE	3,552	107,520
Vonovia SE	9,264	461,695
Wirecard AG	5,617	841,638

		5,825,256

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong — 1.3%
CLP Holdings Ltd.	48,000	$544,217
Dairy Farm International Holdings Ltd.	9,600	75,168
HKT Trust & HKT Ltd.	96,000	148,796
Hong Kong & China Gas Co. Ltd.	240,500	573,860
Link REIT	28,500	332,392
Swire Pacific Ltd., Class A	8,500	107,585

		1,782,018

Ireland — 0.5%
Kerry Group PLC, Class A	3,696	413,382
Kingspan Group PLC	3,024	158,876
Smurfit Kappa Group PLC	3,024	88,555

		660,813

Israel — 1.3%
Bank Leumi Le-Israel BM	50,145	342,702
Check Point Software Technologies Ltd.(a)	2,784	336,196
Israel Chemicals Ltd.	29,376	155,405
Nice Ltd.(a)	2,496	344,075
Teva Pharmaceutical Industries Ltd., ADR(a)	27,888	424,455
Wix.com Ltd.(a)	1,200	160,992

		1,763,825

Italy — 1.1%
Davide Campari-Milano SpA	12,240	123,251
Eni SpA	51,792	883,303
Ferrari NV	2,160	292,301
Moncler SpA	3,072	125,903
Tenaris SA	7,152	99,229

		1,523,987

Japan — 20.0%
Aeon Co. Ltd.	24,000	442,721
Alfresa Holdings Corp.	4,800	133,387
Asahi Intecc Co. Ltd.	4,800	241,778
Asahi Kasei Corp.	14,400	147,782
Astellas Pharma Inc.	52,800	715,378
Bandai Namco Holdings Inc.	4,800	228,418
Chubu Electric Power Co. Inc.	9,600	139,292
Chugai Pharmaceutical Co. Ltd.	6,100	385,580
Chugoku Electric Power Co. Inc. (The)	4,800	57,191
CyberAgent Inc.	1,800	71,596
Daiichi Sankyo Co. Ltd.	25,400	1,249,988
Eisai Co. Ltd.	9,600	556,304
Electric Power Development Co. Ltd.	4,800	111,192
FamilyMart UNY Holdings Co. Ltd.	15,600	415,720
Fast Retailing Co. Ltd.	2,100	1,211,636
FUJIFILM Holdings Corp.	9,600	446,836
Hakuhodo DY Holdings Inc.	9,600	161,444
Hoya Corp.	9,600	673,616
Idemitsu Kosan Co. Ltd.	8,736	282,768
IHI Corp.	4,800	113,648
Inpex Corp.	14,400	139,766
Isetan Mitsukoshi Holdings Ltd.	9,600	91,281
ITOCHU Corp.	24,000	430,976
JGC Corp.	4,800	68,439
JXTG Holdings Inc.	91,200	442,755
Kakaku.com Inc.	4,800	98,263
Kansai Electric Power Co. Inc. (The)	19,200	231,952
Kao Corp.	9,600	737,573
Keihan Holdings Co. Ltd.	4,800	203,636
Keio Corp.	4,800	288,754
Kikkoman Corp.	6,400	296,512

Security	Shares	Value

Japan (continued)
Konica Minolta Inc.	9,600	$96,022
M3 Inc.	4,800	84,859
Marubeni Corp.	43,200	308,402
Marui Group Co. Ltd.	4,800	97,271
Medipal Holdings Corp.	4,800	107,529
Mitsubishi Corp.	33,600	921,945
Mitsui & Co. Ltd.	28,800	463,903
MonotaRO Co. Ltd.	4,800	110,416
Murata Manufacturing Co. Ltd.	14,400	770,586
Nagoya Railroad Co. Ltd.	3,400	91,888
NEC Corp.	5,400	181,576
Nippon Building Fund Inc.	48	309,010
Nissan Chemical Corp.	4,800	212,471
Nisshin Seifun Group Inc.	4,800	111,364
NTT Data Corp.	19,200	223,073
Obic Co. Ltd.	4,800	554,236
Odakyu Electric Railway Co. Ltd.	4,800	112,657
Oji Holdings Corp.	19,200	114,812
Oriental Land Co. Ltd./Japan	4,800	528,808
Otsuka Holdings Co. Ltd.	6,200	220,945
Pan Pacific International Holdings Corp.	4,800	309,010
Recruit Holdings Co. Ltd.	30,300	905,667
Ricoh Co. Ltd.	14,400	145,196
SBI Holdings Inc./Japan	9,600	204,541
Secom Co. Ltd.	4,800	402,446
Seibu Holdings Inc.	4,800	77,877
Seven & i Holdings Co. Ltd.	14,400	498,941
SG Holdings Co. Ltd.	4,800	128,215
Shimadzu Corp.	4,800	128,172
Shionogi & Co. Ltd.	9,600	558,201
Shiseido Co. Ltd.	11,100	868,865
Showa Denko KK	4,800	162,263
Sony Corp.	40,600	1,899,952
Sony Financial Holdings Inc.	4,800	97,702
Sumitomo Corp.	14,400	205,511
Sumitomo Dainippon Pharma Co. Ltd.	5,300	116,588
Sumitomo Realty & Development Co. Ltd.	4,800	176,830
Suzuken Co. Ltd./Aichi Japan	4,800	275,825
Suzuki Motor Corp.	4,800	218,290
Taiyo Nippon Sanso Corp.	4,800	79,688
TDK Corp.	4,800	417,616
Terumo Corp.	19,200	576,991
Toho Gas Co. Ltd.	1,500	61,684
Tokio Marine Holdings Inc.	14,400	724,299
Tokyo Electric Power Co. Holdings Inc.(a)	38,400	216,523
Tokyu Corp.	9,600	156,186
Toshiba Corp.	14,400	478,384
Toyo Seikan Group Holdings Ltd.	4,800	95,634
Trend Micro Inc./Japan	500	24,961
Unicharm Corp.	9,600	314,527
United Urban Investment Corp.	96	153,255
Welcia Holdings Co. Ltd.	600	23,569
Yamaha Corp.	4,800	247,811
Yamato Holdings Co. Ltd.	9,600	207,946
Yokogawa Electric Corp.	4,800	99,900

		27,697,021

Netherlands — 2.4%
Aegon NV	31,824	166,057
ASML Holding NV	5,877	1,222,033
Koninklijke Ahold Delhaize NV	35,280	848,492

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Koninklijke DSM NV	2,468	$281,706
NN Group NV	5,664	246,415
Wolters Kluwer NV	9,186	640,128

		3,404,831

New Zealand — 0.5%
a2 Milk Co. Ltd.(a)	11,712	130,986
Auckland International Airport Ltd.	23,808	126,544
Fisher & Paykel Healthcare Corp. Ltd.	11,828	124,711
Meridian Energy Ltd.	17,616	47,697
Ryman Healthcare Ltd.	15,702	127,231
Spark New Zealand Ltd.	57,120	139,803

		696,972

Norway — 1.0%
Aker BP ASA	3,168	104,226
Equinor ASA	36,576	813,999
Mowi ASA	15,102	326,402
Schibsted ASA, Class B	3,408	81,343

		1,325,970

Portugal — 0.1%
Galp Energia SGPS SA	8,084	135,624

Spain — 1.1%
Amadeus IT Group SA	16,138	1,282,650
Naturgy Energy Group SA	9,072	257,428

		1,540,078

Sweden — 2.3%
Alfa Laval AB	7,024	162,840
Hexagon AB, Class B	3,168	172,616
ICA Gruppen AB	2,544	91,920
Lundin Petroleum AB	6,528	213,416
Securitas AB, Class B	8,352	145,836
Skandinaviska Enskilda Banken AB, Class A	36,960	352,307
Swedbank AB, Class A	19,872	322,010
Swedish Match AB	8,400	408,743
Tele2 AB, Class B	6,260	83,429
Telefonaktiebolaget LM Ericsson, Class B	108,816	1,075,935
Telia Co. AB	48,960	208,266

		3,237,318

Switzerland — 17.2%
Alcon Inc.(a)	12,960	746,313
Barry Callebaut AG, Registered	96	175,796
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	48	319,136
Chocoladefabriken Lindt & Spruengli AG, Registered	2	151,717
Givaudan SA, Registered	288	745,861
Lonza Group AG, Registered	2,928	904,261
Nestle SA, Registered	77,568	7,463,732
Novartis AG, Registered	65,088	5,314,988
Partners Group Holding AG	346	260,637
Roche Holding AG, NVS	19,296	5,086,267
Sika AG, Registered	2,943	450,548
Straumann Holding AG, Registered	192	154,994
Swiss Life Holding AG, Registered	960	451,360
Swiss Re AG	4,128	397,244
Temenos AG, Registered	1,584	263,326
Vifor Pharma AG	912	119,213
Zurich Insurance Group AG	2,740	873,627

		23,879,020

Security	Shares	Value

United Kingdom — 15.5%
Ashtead Group PLC	6,824	$188,776
AstraZeneca PLC	38,640	2,884,360
Auto Trader Group PLC(c)	26,400	194,590
BP PLC	454,128	3,309,414
Bunzl PLC	7,248	218,174
Coca-Cola European Partners PLC(a)	7,248	388,420
Croda International PLC	3,486	235,452
Diageo PLC	52,704	2,221,659
Experian PLC	24,768	718,426
Ferguson PLC	2,977	211,125
GlaxoSmithKline PLC	115,296	2,364,909
Hargreaves Lansdown PLC	6,960	204,787
J Sainsbury PLC	48,288	140,065
John Wood Group PLC	18,432	113,056
London Stock Exchange Group PLC	6,624	432,978
Meggitt PLC	17,376	123,319
Next PLC	2,640	198,445
NMC Health PLC	2,208	81,230
Pearson PLC	20,688	223,904
Reckitt Benckiser Group PLC	13,584	1,097,413
Royal Dutch Shell PLC, Class A	80,218	2,562,117
Royal Dutch Shell PLC, Class B	66,960	2,151,322
Segro PLC	27,725	245,199
Tesco PLC	170,496	555,223
Whitbread PLC	4,512	262,340
Wm Morrison Supermarkets PLC	50,880	143,206

		21,469,909

Total Common Stocks — 99.4% (Cost: $129,831,202)		137,847,197

Preferred Stocks

Germany — 0.1%
Sartorius AG, Preference Shares, NVS	1,104	201,920

Total Preferred Stocks — 0.1% (Cost: $161,506)		201,920

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(d)(e)(f)	817,083	817,409
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	32,397	32,397

		849,806

Total Short-Term Investments — 0.6% (Cost: $849,583)		849,806

Total Investments in Securities — 100.1% (Cost: $130,842,291)		138,898,923

Other Assets, Less Liabilities — (0.1)%		(160,074)

Net Assets — 100.0%		$138,738,849

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Intl Momentum Factor ETF

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	625,910	191,173	817,083	$817,409	$29,029	(a)	$142	$178
BlackRock Cash Funds: Treasury, SL Agency Shares	36,826	(4,429)	32,397	32,397	2,170		—	—

				$849,806	$31,199		$142	$178

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$137,847,197	$—	$—	$137,847,197
Preferred Stocks	201,920	—	—	201,920
Money Market Funds	849,806	—	—	849,806

	$138,898,923	$—	$—	$138,898,923

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

4